Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Outstanding
The following table summarizes the terms of the interest rate swap outstanding at December 31, 2014 (in thousands).

Type	Effective Date	Maturity Date	Fixed Rate	Floating Rate	Notional Amount
Interest rate swap	April 29, 2014	February 28, 2017	0.75%	1 Month LIBOR	$39,300

Schedule of Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets
The tables below presents the fair value of the Company’s derivative financial instrument as well as its classification on the consolidated balance sheets as of December 31, 2014 and 2013 (in thousands).

		Asset Derivative Instruments		Liability Derivative Instruments
		December 31, 2014		December 31, 2014
	Classification	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Interest rate swap	Current	Prepaid expenses and other current assets	$—	Accrued expenses and other current liabilities	$—
Interest rate swap	Non-current	Intangible and other assets, net	95	Other liabilities	—
Total			$95		$—

		Asset Derivative Instruments		Liability Derivative Instruments
		December 31, 2013		December 31, 2013
	Classification	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Interest rate swap	Current	Prepaid expenses and other current assets	$—	Accrued expenses and other current liabilities	$—
Interest rate swap	Non-current	Intangible and other assets, net	220	Other liabilities	—
Total			$220		$—

Schedule of Derivative Financial Instruments, Effect on Consolidated Statements of Comprehensive Income (Loss)
The table below presents the effect of the Company’s derivative financial instruments on the consolidated statements of comprehensive income (loss) for the years ended December 31, (in thousands):

	2014	2013	2012
Amount of income recognized in other comprehensive income (loss) for the interest rate swap, net of tax (effective portion)	$(169)	$132	$—
Amount of loss reclassified from accumulated other comprehensive loss into interest expense for the interest rate swap, net of tax (effective portion)	(94)	—	—
Amount of loss reclassified from accumulated other comprehensive loss into interest income and other income (expense) for the interest rate swap, net of tax (ineffective portion)	—	—	—